ACCRUED LIABILITIES - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
MGM profit share buyout	$ 0	$ 20,000
Accrued payroll and vacation	5,696	4,860
Minimum guarantee liability	5,200	0
Other accruals	4,703	4,229
Accrued liabilities	$ 15,599	$ 29,089